Dividends (Tables)	6 Months Ended
Jun. 30, 2024
Dividends
Summary of dividends

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	—	—	60	60
Interim dividend: $0.10 per share	60	59	60	59
Cash dividends on preferred shares declared and paid:
Interim dividend	—	—	6	6
Interim dividend	6	6	6	6
	66	65	132	131